Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities
Future payments for the Company’s commitments are below:

As at December 31, 2021	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	3,288	3,567	3,373	2,146	2,012	16,600	30,986
Real Estate (2)	44	43	52	54	57	658	908
Obligation to Fund Equity-Accounted Affiliate (3)	68	85	99	90	90	210	642
Other Long-Term Commitments	509	156	145	136	150	1,214	2,310
Total Payments (4)	3,909	3,851	3,669	2,426	2,309	18,682	34,846

As at December 31, 2020	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,014	954	1,341	1,444	1,107	15,537	21,397
Real Estate (2)	34	36	38	41	44	604	797
Other Long-Term Commitments	105	47	32	32	24	85	325
Total Payments (4)	1,153	1,037	1,411	1,517	1,175	16,226	22,519
(1)    Includes transportation commitments of $8.1 billion (December 31, 2020 – $14.0 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the date of commencement.
(2)    Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)    Relates to funding obligations to HCML.
(4)    Commitments are reflected at Cenovus's proportionate share of the underlying contract.